     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 1997

                                                       Registration No. 33-37946

       ------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                        POST-EFFECTIVE AMENDMENT NO.  3
                                       to
                                    FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of depositor)
                               100 Church Street
                                   11th Floor
                         New York, New York 10080-6511
         (Complete address of depositor's principal executive offices)

                          BARRY G.  SKOLNICK, ESQUIRE
                   Senior Vice President and General Counsel
                     ML Life Insurance Company of New York
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Name and Address of Agent for Service)

                                    Copy to:
                           STEPHEN E.  ROTH, ESQUIRE
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2404

It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on            , pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on          , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 [].

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite amount of securities has been registered under the Securities Act of 1933 by this Registration Statement. The Rule 24f-2 notice for fiscal year 1996 was filed on February 26, 1997.





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This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of the ML of New York Variable Life Separate Account filed April 30, 1991 (File No. 33-37946), is incorporated by reference herein in its entirety.

The following undertaking is added to Part II, Undertakings:

ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, ML of New York Variable Life Separate Account hereby certifies that this Post-Effective Amendment No. 3 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 31st day of July, 1997.


                 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                                  (Depositor)


ATTEST:

 /s/ Edward W. Diffin, Jr.                 By:  /s/ Barry G. Skolnick
-------------------------------                 ---------------------------
Edward W.  Diffin, Jr.                              Barry G.  Skolnick
Vice President and Senior Counsel                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 31, 1997.

                 SIGNATURE                                         TITLE
                 ---------                                         -----


                     *                              Chairman of the Board, President, and
--------------------------------------------         Chief Executive Officer
Anthony J.  Vespa

                     *                              Director, Senior Vice President, Chief Financial
--------------------------------------------         Officer, Chief Actuary, and Treasurer
Joseph E.  Crowne, Jr.

                     *                              Director, Senior Vice President and Chief
--------------------------------------------         Investment Officer
David M.  Dunford

                     *                              Director and Senior Vice President
--------------------------------------------
Gail R.  Farkas

                     *                              Director, Vice President and Senior Counsel
--------------------------------------------
Michael P.  Cogswell

                 SIGNATURE                           TITLE
                 ---------                           -----
                     *                              Director
--------------------------------------------
Frederick J.C. Butler

                     *                              Director
--------------------------------------------
Robert L.  Israeloff

                     *                              Director
--------------------------------------------
Allen N.  Jones

                     *                              Director
--------------------------------------------
Cynthia L.  Kahn

                     *                              Director
--------------------------------------------
Robert A.  King

                     *                              Director
--------------------------------------------
Irving M.  Pollack

                     *                              Director
--------------------------------------------
William A.  Wilde, III

By:  /s/ Barry G. Skolnick                          In his own capacity as Director, Senior Vice President,
    ----------------------------------------         General Counsel, and Secretary and as Attorney-In-Fact
         Barry G.  Skolnick
